CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Accounts receivable, net of allowance for doubtful accounts	$ 3	$ 3	$ 4
Shareholders' deficit:
Preferred stock, shares authorized	4,000,000	4,000,000	4,000,000
Series B convertible preferred , Par value	$ 0.01	$ 0.01	$ 0.01
Series B convertible preferred, designated	750,000	750,000	750,000
Series B convertible preferred, shares issued	389,400	239,400	389,400
Series B convertible preferred, shares outstanding	239,400	239,400	239,400
Series B convertible preferred, liquidation preference	620	607	786
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorised	150,000,000	150,000,000	150,000,000
Common stock, shares issued	77,670,511	76,646,553	67,995,620
Common stock, shares outstanding	77,663,807	76,639,849	67,988,916
Treasury stock, shares	6,704	6,704	6,704